Leases - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022
Lessee Disclosure [Abstract]
Operating lease expense	$ 100		$ 300
Operating lease right-of-use asset	100		100				$ 500
Operating lease liability current	$ 124		$ 124		$ 0
Operating leases, rent expense, net		$ 200		$ 400	$ 700	$ 700